Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Compensation for Key Management Personnel
Key management personnel comprise the directors, officers and members of the Executive Committee. The compensation and charges paid or payable for services are shown below:

	December 31,
Description	2022	2021	2020

Remuneration(a)	41,347	43,122	66,778

(a)    Considers stock option plans, restricted shares and phantom shares. The effect on the result referring to the phantom shares is based on the variation of the Company’s share value, which is updated at each reporting period, and does not represent a cash outflow.